General accounting principles	9 Months Ended
Sep. 30, 2025
General accounting principles [Abstract]
General accounting principles
Note 2 – General accounting principles
The interim condensed consolidated financial statements do not include all information and disclosures required in the annual financial statements and should be read in conjunction with DHT’s audited consolidated financial statements included in its Annual Report on Form 20-F for 2024. The interim results are not necessarily indicative of the results for the entire year or for any future periods.
The interim condensed consolidated financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).
The interim condensed consolidated financial statements have been prepared on a historical cost basis. The accounting policies applied in these condensed consolidated interim financial statements are consistent with those presented in the 2024 audited consolidated financial statements.
The Company uses interest rate swaps to convert part of the interest-bearing debt from floating to fixed rate. Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently re-measured to their fair value at each reporting date. Any resulting gain or loss is recognized in profit or loss immediately. The interest rate swaps do not qualify for hedge accounting.

These interim condensed consolidated financial statements have been prepared on a going concern basis.